Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended				6 Months Ended
	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	338,179	316,336	383,124	350,206	323,759
Granted | shares	1,010	90,120	1,110	92,880
Released | shares	(1,217)	(68,277)	(60,155)	(59,672)
Forfeited | shares	(1,043)		(320)	(290)	(7,423)
Ending balance | shares	336,929	338,179	323,759	383,124	316,336
Weighted Average Intrinsic Value,Beginning Balance | $	$ 34.64	$ 33.81	$ 32.54	$ 31.25	$ 34.05
Weighted Average Intrinsic Value,Granted | $	54.55	44.16	50.26	43.27
Weighted Average Intrinsic Value,Released | $	43.73	43.35	24.64	41.64
Weighted Average Intrinsic Value, Forfeited | $	44.4		45.11	43.58	44.39
Weighted Average Intrinsic Value, Ending Balance | $	$ 34.64	$ 34.64	$ 34.05	$ 32.54	$ 33.81